COMMITMENTS AND CONTINGENCIES	6 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 4 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments of December 31, 2021.